Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,681,954)	$ (2,279,385)	$ (2,496,886)		$ (5,516,224)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation				$ 407,607	537,756
Depreciation of property and equipment	5,630	7,630	20,777		34,448
Amortization of operating lease right-of-use assets	121,057	164,057	161,754
Amortization of intangible assets	195,986	265,600
Provision for expected credit losses accounts			7,619
Loss of disposal of property and equipment
Interest Income	(66,428)	(90,023)
Changes in assets and liabilities:
Accounts receivable	15,240	20,653	19,773
Prepayments	(80,891)	(109,624)	(76,195)
Other current assets, net	138,186	187,270	(7,979)
Deposits	4,659	6,314	173
Accounts payable	(74,784)	(101,347)	75,921
Contract liabilities	(9,876)	(13,384)	(150,834)
Accrued liabilities and other payables	(1,342)	(1,819)	82,359
Other taxes payable	55,249	74,874	(25,101)
Operating lease obligation	(121,001)	(163,980)	(157,781)
NET CASH USED IN OPERATING ACTIVITIES	(1,500,269)	(2,033,164)	(2,546,400)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(11,883)	(16,104)	(2,880)
Purchases of intangible assets	(117,592)	(159,360)
Deposit for an acquisition	(345,421)	(468,115)	(284,550)
NET CASH USED IN INVESTING ACTIVITIES	(474,896)	(643,579)	(287,430)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common share issued for cash	3,671	4,975	3,722
Amounts repayment to a shareholder, net			(2,290,044)
Net proceeds from public offering	3,849,545	5,216,904	11,292,152
Proceeds from long-term loans	315,242	427,216
Repayment to directors	(365,428)	(495,228)
Repayment of long-term loans	(119,161)	(161,487)	(157,655)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,683,869	4,992,380	8,848,175
Foreign currency effect	(46,559)	(63,098)	32,408
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,662,145	2,252,539	6,046,753
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	141,534	191,807	301,433		301,433
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT PERIOD END	1,803,679	2,444,346	6,348,186	$ 141,534	$ 191,807
Cash paid for:
Bank Loan and Operating Lease Interest	$ 17,233	$ 14,904	$ 16,721